FINANCIAL DEBT WITH THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Disclosure of borrowings [text block]
Thousands

of U.S. dollars
2020 2021
Senior Secured

Notes

493,701 488,389
Bank borrowing
1,420 358
Lease liabilities
99,515 110,515
Total

non-current
594,636 599,262
Senior Secured

Notes

11,910 15,556
Super Senior

Credit Facility
30,038 25,027
Bank borrowing

38,055 33,117
Lease liabilities
53,184 45,317
Total

current
133,187 119,017
TOTAL

DEBT WITH

THIRD PARTIES
727,823 718,279

Disclosure of detailed information about borrowings [text block]
2020
Thousands of U.S. dollars
December
31, 2019
Cash

flows provided by/(used
in)

financing activities
New
leases/
IFRS 16
Interest
accrued
Interest
paid
Amortization
(addition) fees
Translation
differences
December
31, 2020
New
borrowing Amortization
Senior Secured

Notes

501,922 - - - 30,625 (30,625) 3,689 - 505,611
Super Senior Credit Facility - 50,000 (20,000) - 1,910 (1,872) - - 30,038
Lease liabilities 194,765 - (48,947) 29,635 14,426 (559) 726 (37,347) 152,699
Other borrowings 23,928 71,771 (50,543) - 71 (1,021) - (4,731) 39,475
Total 720,615 121,771 (119,490) 29,635 47,032 (34,077) 4,415 (42,078) - 727,823
2021
Thousands of U.S. dollars
December
31, 2020
Cash

flows provided by/(used
in)

financing activities
New
leases/
IFRS 16
Interest
accrued
Interest
paid

Amortization
(addition) fees
Translation
differences
December
31, 2021
New
borrowing Amortization
Senior Secured

Notes 2022*
505,611 - (500,000) - 4,084 (15,993) 6,299 -
-
Senior Secured

Notes 2026
- 500,000 - - 35,555 (20,000) (11,610)
- 503,945
Super Senior Credit Facility 30,038 - (5,000) - 1,281 (1,292) - -
25,027
Lease liabilities
152,699 1,605 (45,617) 7,702 13,652 (959) - 26,750
155,832
Other borrowings 39,475 11,122 (11,776) - 1,825 (1,876) - (5,295)
33,475
Total 727,823 512,727 (562,393) 7,702 56,397 (40,120) (5,311) 21,455 718,280
(*) Senior secured

notes 2022 was

full amortized in February

2021 for $500

million

and a premium

paid of $7,650
million

Disclosure Of Amounts Released Under Credit Facility [Text Block]
2020
Thousands of U.S. dollars
December
31, 2019
Cash

flows provided by/(used
in)

financing activities
New
leases/
IFRS 16
Interest
accrued
Interest
paid
Amortization
(addition) fees
Translation
differences
December
31, 2020
New
borrowing Amortization
Senior Secured

Notes

501,922 - - - 30,625 (30,625) 3,689 - 505,611
Super Senior Credit Facility - 50,000 (20,000) - 1,910 (1,872) - - 30,038
Lease liabilities 194,765 - (48,947) 29,635 14,426 (559) 726 (37,347) 152,699
Other borrowings 23,928 71,771 (50,543) - 71 (1,021) - (4,731) 39,475
Total 720,615 121,771 (119,490) 29,635 47,032 (34,077) 4,415 (42,078) - 727,823
2021
Thousands of U.S. dollars
December
31, 2020
Cash

flows provided by/(used
in)

financing activities
New
leases/
IFRS 16
Interest
accrued
Interest
paid

Amortization
(addition) fees
Translation
differences
December
31, 2021
New
borrowing Amortization
Senior Secured

Notes 2022*
505,611 - (500,000) - 4,084 (15,993) 6,299 -
-
Senior Secured

Notes 2026
- 500,000 - - 35,555 (20,000) (11,610)
- 503,945
Super Senior Credit Facility 30,038 - (5,000) - 1,281 (1,292) - -
25,027
Lease liabilities
152,699 1,605 (45,617) 7,702 13,652 (959) - 26,750
155,832
Other borrowings 39,475 11,122 (11,776) - 1,825 (1,876) - (5,295)
33,475
Total 727,823 512,727 (562,393) 7,702 56,397 (40,120) (5,311) 21,455 718,280
(*) Senior secured

notes 2022 was

full amortized in February

2021 for $500

million

and a premium

paid of $7,650
million